Prepayments, Accrued Income and Other Receivables	12 Months Ended
Dec. 31, 2023
Prepayments Accrued Income And Other Receivables [Abstract]
Prepayments, accrued income and other receivables

11. Prepayments, accrued income and other receivables

	2023	2022
	(in thousands)
	£	£
Prepayments - manufacturing and clinical	1,081	1,890
Prepayments - other	888	1,416
Accrued income	21	36
VAT	663	601
Other receivables	18	14
	2,671	3,957